OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

December 9, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer International Small-Mid Company Fund

(333-31537; 811-08299)

Filing XBRL Data Related to Material Filed Under Rule 497

To the Securities and Exchange Commission:

An electronic (“EDGAR”) filing is transmitted herewith pursuant to rule 497 under the Securities Act of 1933, as amended (the “Securities Act), on behalf of Oppenheimer International Small-Mid Company Fund (the “Registrant”). This filing contains exhibits of interactive data related to certain updated risk/return summary information that was filed as a supplement to the Registrant’s prospectus on November 25, 2016 (SEC Accession No. 0000728889-16-004267).

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to the undersigned at:

Taylor V. Edwards

Vice President & Senior Counsel

OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

212-323-0310

tedwards@ofiglobal.com

Sincerely,

/s/ Robert A. Hymas II
Robert A. Hymas II Senior Paralegal